EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Income Statement [Abstract]
Description of detailed information about earnings per share
	2018	2017	2016
	US$’000	US$’000	US$’000
Loss for the purpose of basic earnings per share
Net loss attributable to the shareholders of the Group	(20,640)	(60,812)	(43,709)
Effect of dilutive potential on ordinary share	-	-	-
Earnings for the purposes of diluted earnings per share	(20,640)	(60,812)	(43,709)

Number of shares	2018	2017	2016
Weighted average number of ordinary shares for the purpose of basic earnings per share (i)	19,063,833	19,063,833	19,063,833

	US$	US$	US$
Basic and diluted loss per share	(1.08)	(3.19)	(2.29)

(i)
Basic and diluted loss per share for the year ended 31 December 2017 and 2016 were calculated assuming the number of shares issued as at 18 June 2018 (the date of the Spin-Off) to provide comparative figures to the 2018 results.

Description of impairment effects on earnings per share
Impact of changes in accounting policies	Impact on profit for the year from continuing operations	Impact on basic earnings per share	Impact on diluted earnings per share
	31 December 2017	31 December 2017	31 December 2017
	US$’000	US$	US$
Impact of the adoption of IFRS 15	(423)	(0.02)	(0.02)
Impact of the adoption of IFRS 9	(51)	*	*
	(474)	(0.02)	(0.02)

* Amount is less than US$0.01